Operating Results of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales	$ 80	$ 5,365	$ 8,223
Pretax Income (Loss)	7	(140)	565
Operating Income (Loss)	297	76	227
Operating Income (Loss)	15	463	483
Document Fiscal Year Focus	2013
North American Fresh Bakery
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales	0	724	2,037
Pretax Income (Loss)	1	29	58
Operating Income (Loss)	1	163	159
North American Refrigerated Dough
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales		74	307
Pretax Income (Loss)		13	42
Operating Income (Loss)		9	27
North American Foodservice Beverage
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales	0	330	538
Pretax Income (Loss)	3	(15)	5
Operating Income (Loss)	2	(9)	3
International Coffee and Tea
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales	0	3,728	3,537
Pretax Income (Loss)	0	224	399
Operating Income (Loss)	6	662	276
European Bakery
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales	0	262	591
Pretax Income (Loss)	0	(384)	(9)
Operating Income (Loss)	(3)	(358)	(16)
International Household And Body Care
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales	0	111	1,078
Pretax Income (Loss)	0	(5)	72
Operating Income (Loss)	1	(2)	36
Australian Bakery [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales	80	136	135
Pretax Income (Loss)	3	(2)	(2)
Operating Income (Loss)	$ 8	$ (2)	$ (2)